Earnings Per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Numerator:
Net loss attributable to ordinary shareholders:	$ (696,315)	$ (350,654)	$ (637,621)
Denominator:
Weighted-average ordinary shares outstanding—basic (shares)	249,679	244,844	238,611
Weighted-average ordinary shares outstanding—diluted (shares)	249,679	244,844	238,611
Net loss per share attributable to ordinary shareholders:
Basic loss per share (USD per share)	$ (2.79)	$ (1.43)	$ (2.67)
Diluted loss per share (USD per share)	$ (2.79)	$ (1.43)	$ (2.67)
Potentially anti-dilutive shares excluded from computation of net loss per share (shares)	5,000	6,800	9,600